Steinberg Select Fund
Steinberg Select Fund
Investment Objective
The Steinberg Select Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Steinberg Select Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Steinberg Select Fund		Investor Shares	Institutional Shares
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		1.64%	1.39%
Fee Waiver and/or Expense Reimbursement	[2]	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	0.75%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Steinberg Asset Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, AFFE, proxy expenses and extraordinary expenses) of Investor Shares and Institutional Shares to 1.00% and 0.75%, respectively, through January 31, 2017 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Steinberg Select Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	102	455	831	1,890
Institutional Shares	77	377	699	1,613

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of companies with equity securities listed on a U.S. exchange. The Fund primarily invests in equity securities which include common and preferred stock. Consistent with its investment objective, the Fund intends to invest opportunistically in all market capitalization segments and to vary its allocations to small, mid and large capitalization companies as appropriate, based on the Adviser's assessment of available investment opportunities.

The Fund may also invest in the equity securities of foreign issuers listed on exchanges in developed markets, and sponsored and unsponsored American Depositary Receipts ("ADRs"). Developed markets in which the Fund may invest include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom.

The "Adviser's Process" for selecting securities for the Fund's portfolio involves conducting in-depth, bottom-up, proprietary, fundamental research on available investment opportunities. The Adviser's Process is primarily qualitative and is aimed at identifying securities that exhibit asymmetric risk/reward profiles. The Adviser considers a security to have an asymmetric risk/reward profile if, in the Adviser's opinion based on its research, there is a low risk of permanent impairment to invested capital and a high probability of significant annual returns (for example, two to three times invested capital) over a three to five-year period. The Adviser considers permanent impairment of invested capital to be defined by a decrease in value of the Fund's capital that is unlikely to be regained within the average time horizon it requires for investment results.

The Adviser's investment team analyzes whether the risk/reward profile of a security in the portfolio has shifted such that a position should be reduced or eliminated. The Adviser will sell, or reduce a position in a security, if the investment thesis fails to develop along the anticipated lines, the risk profile of the business changes (e.g. due to an unexpected regulatory change, negative development in the competitive structure of the industry, or in the worst case, poor execution by management) or when it believes the return has been realized and the valuation of the company's shares largely or fully reflect the opportunities that were once believed to be unrecognized in the share price.

The Fund typically holds a focused portfolio of no more than 35 securities, but is not limited in the number of securities in which it may invest. In addition, the Fund may strategically invest a significant portion of the Fund's total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class from year to year, and after-tax returns for other Classes will vary. The table shows how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. Updated performance information is available by calling (855) 330-7085 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 8.06% for the quarter ended June 30, 2014, and the lowest return was -15.42% for the quarter ended September 30, 2015.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Steinberg Select Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	(11.55%)	(0.81%)	Oct. 01, 2013
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions	(11.82%)	(2.02%)
After Taxes on Distributions and Sales | Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	(6.31%)	(0.55%)
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	(4.13%)	7.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	10.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.